LONG-TERM DEBT (2013 Senior Notes) - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 07, 2013	Mar. 28, 2013	May 17, 2010
Long-Term Debt [Line Items]
Total long-term debt	$ 3,902,781,000	$ 2,533,460,000
Loss on extinguishment of debt	0	50,935,000	0
Cost associated with debt modification	0	10,538,000	3,277,000
2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal				100.00%
Total long-term debt	1,000,000,000	1,000,000,000		1,000,000,000
Maturity date	Feb. 15, 2021
Interest rate per annum				5.00%
Debt underwriting commissions and other expenses				14,500,000
Net proceeds from issuance of 2013 Senior Notes				985,500,000
Cost associated with debt modification		10,538,000
Costs capitalized as deferred finance costs		6,523,000
Maximum redeemable percentage of principal prior to February 15, 2016 for partial redemption				35.00%
Net assets restricted from distribution	3,639,000,000	3,296,000,000
2010 Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal						98.671%
Maturity date	May 15, 2018
Interest rate per annum						10.25%
Redemption costs of 2010 Senior Notes					102,497,000
Loss on extinguishment of debt		50,256,000
Unamortized deferred financing costs					23,793,000
Unamortized issue discount					5,962,000
Maximum redeemable percentage of principal prior to February 15, 2016 for partial redemption						35.00%
2010 Senior Notes [Member] | Extinguishment of Debt [Member]
Long-Term Debt [Line Items]
Redemption costs of 2010 Senior Notes		38,949,000
Unamortized deferred financing costs		9,041,000
Unamortized issue discount		2,266,000
2010 Senior Notes [Member] | Funds from 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Repurchase of 2010 Senior Notes in full					600,000,000
Redemption costs of 2010 Senior Notes					$ 102,497,000